Stock-Based Compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013
Stock-Based Compensation

18. Stock-Based Compensation

In 2011, the Company adopted the 2011 Omnibus Incentive Plan (the “Plan”) for employees, consultants and non-employee directors. The Plan was amended on April 10, 2013 to increase the number of shares of the Company’s common stock available for grant from 1,386,151 to 2,467,350 and was amended and restated again on May 8, 2013 to add a mandatory anti-dilution provision for certain events as described in the Plan. The Plan provides for the grant of stock options (both incentive stock options and nonqualified stock options), stock appreciation rights, restricted stock, performance units, phantom stock, restricted stock units and stock awards, with each grant evidenced by an award agreement providing the terms of the award. The Company’s current policy for issuing shares of its common stock upon exercise of stock options is to first issue shares out of treasury stock, of which there were 591,554 shares available as of June 30, 2013. Once the Company’s shares of treasury stock are depleted, the Company expects that it would either issue new shares or repurchase outstanding shares of its common stock to settle stock option exercises. The Company currently has no plans to repurchase shares of its common stock.

Stock Options

Nonqualified stock options are granted for a fixed number of shares with an exercise price at least equal to the fair value of the shares at the grant date. Nonqualified stock options granted during 2012 vest over three years in equal quarterly installments and have a term of ten years from the grant date. Nonqualified stock options granted during 2013 generally vest over four years in equal annual installments and have a term of ten years from the grant date. Stock options granted do not contain any voting or dividend rights prior to exercise. The Company recognizes compensation expense associated with the stock option grants using the straight-line method over the requisite service period. The Company has not granted any stock appreciation rights, restricted stock, performance units, phantom stock, restricted stock units or stock awards.

A summary of stock option activity for the six months ended June 30, 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	101,494	$3.97
Granted	1,438,386	$18.00
Exercised	—	N/A
Forfeited or expired	—	N/A

Outstanding at June 30, 2013	1,539,880	$17.08	9.8	$1,424

Exercisable at June 30, 2013	33,831	$3.97	8.7	$475

During the six months ended June 30, 2013, 16,916 stock options with a per-share exercise price of $3.97, an aggregate intrinsic value of $237 and remaining contractual term of 8.7 years, vested.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options granted. The following assumptions were used to estimate the fair value of options granted during the six months ended June 30, 2013:

Fair value of underlying common stock	$18.00
Volatility	40.00%
Dividend yield	—
Risk-free interest rate	1.08%
Weighted average expected term (years)	6.22

The weighted average grant-date fair value per share of the stock options granted during the six months ended June 30, 2013 was $7.25.

Volatility was estimated based on the historical volatility of comparable publicly traded companies. The dividend yield was based on an estimate of future dividend yields. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve in effect at the time of the grants. The expected term was calculated for each grant using the simplified method, as the Company’s outstanding stock option grant met certain U.S. Securities and Exchange criteria for the use of the simplified method.

During the six months ended June 30, 2013, as a result of the Company’s May 14, 2013 stock-split, the Company modified a stock option award made to one non-employee director. The terms of the award were modified so that the director’s number of options were increased from 7,322 shares to 101,494 shares and the exercise price of the stock options were decreased from $55.00 per share to $3.97 per share. The total incremental compensation costs resulting from this modification was $1,449, of which $426 was recorded as stock-based compensation expense during the six months ended June 30, 2013.

During the six months ended June 30, 2013, the Company recognized total stock-based compensation expense related to stock options of $786, as well as related tax benefits of $300. Total unrecognized stock-based compensation costs related to non-vested stock option grants as of June 30, 2013 was $11,161 and will be recognized using the straight-line method over the weighted average remaining requisite service period of 3.5 years.

As of June 30, 2013, there were 315,925 shares of common stock available for future grants under the Plan.

Stock Awards

On May 10, 2013, the Company issued 39,145 shares of common stock (from its treasury shares) to an employee who elected to receive his 2012 incentive compensation in the form of shares of the Company’s common stock, as allowed under his employment agreement. The election under the employment agreement that allowed the employee to receive incentive compensation in either cash or the Company’s common stock was accounted for as a tandem award compensation agreement. The fair value of the tandem award was determined to be $602 on the date the employee made the election to receive his incentive compensation in stock. Stock-based compensation expense recognized for this tandem award was $127 and $475, respectively, for the six months ended June 30, 2013 and the year ended December 31, 2012. The number of shares of common stock issued to this employee upon settlement reflected a net settlement for payroll tax withholding.

16. Stock-Based Compensation

Stock Options

A summary of stock option activity for the nine months ended September 30, 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	101,494	$3.97
Granted	1,438,386	$18.00
Exercised	—	N/A
Forfeited or expired	—	N/A

Outstanding at September 30, 2013	1,539,880	$17.08	9.5	$1,424

Exercisable at September 30, 2013	42,289	$3.97	8.5	$593

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options granted. The following assumptions were used to estimate the fair value of options granted during the nine months ended September 30, 2013 and 2012:

	Nine Months Ended September 30,
	2013	2012
Fair value of underlying common stock	$18.00	$3.97
Volatility	40.00%	18.00%
Dividend yield	—%	—%
Risk-free interest rate	1.08%	1.01%
Expected term (years)	6.22	5.75

The weighted average grant-date fair values per share of the stock options granted during the nine months ended September 30, 2013 and 2012 was $7.25 and $0.78, respectively.

During the nine months ended September 30, 2013, as a result of the May 14, 2013 stock-split, the Company modified a stock option award made to one non-employee director. The terms of the award were modified to increase the number of stock options from 7,322 shares to 101,494 shares and to decrease the exercise price of the stock options from $55.00 per share to $3.97 per share. The total incremental compensation costs resulting from this modification was $1,449, of which $128 and $554 were recorded as stock-based compensation expense during the three and nine months ended September 30, 2013, respectively.